Summary of Significant Accounting Policies (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning balance	$ 8,919,202	$ 14,032,942	$ 5,239,073
Fair value of derivative liabilities issued	478,000	663,608	402,808
Loss on change in derivative liability	(15,864,120)	(5,777,348)	8,391,061
Ending balance	$ 25,261,322	$ 8,919,202	$ 14,032,942